Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	2,280,194
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	5,134,195
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	3,365,208
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	1,929,439
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	1,045,102
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	21,502
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	23,771
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	9,768
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	10,452
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	21,675
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	8,500
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	557,754
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 17	390
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 18	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 19	6,902
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 20	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 21	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 22	34,090
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 23	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 24	4,927
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 25	33,724
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 26	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 27	207,443
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 28	9,214
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 29	100,795
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 30	100,795
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 31	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 32	17,952
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 33	757
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 34	680
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 35	482,898
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 36	482,898
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 37	8,510,194
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 38	7,380,830
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 39	(8,314,240)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 40	(7,171,877)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 41	(13,256)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 42	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 43	(419,773)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 44	(952,004)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 45	(433,029)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 46	(952,004)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 47	(237,075)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 48	$ (743,051)